Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings Per Share
	2012	2011	2010
	$	$	$
The following table sets forth the computation of basic and diluted income per share (in millions, except per share data):

Ordinary shares undistributed income	612	1,289	45
E Ordinary shares undistributed income	2	5	-
Total undistributed income	614	1,294	45

Ordinary shares distributed income	214	131	67
E Ordinary shares distributed income	1	-	-
Total distributed income(1)	215	131	67

Numerator - Net income

Attributable to Ordinary shares	826	1,420	112
Attributable to E Ordinary shares	3	5	-
Total attributable to AngloGold Ashanti	829	1,425	112

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	826	1,420	112
Interest expense on convertible bonds	74	72	-
Amortization of issue cost and discount on convertible bonds	32	31	-
Fair value adjustment on convertible bonds included in income	(255)	(197)	-
Income used in calculation of diluted earnings per ordinary share	677	1,326	112

Denominator for basic income per ordinary share
Ordinary shares	382,757,790	381,621,687	367,664,700
Fully vested options(2)	1,616,239	1,389,122	1,023,459
Weighted average number of ordinary shares	384,374,029	383,010,809	368,688,159

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,840,199	1,572,015	1,569,606
Dilutive potential of convertible bonds(3)	33,524,615	33,524,615	-
Dilutive potential of E Ordinary shares(4)	-	-	-

Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,738,843	418,107,439	370,257,765

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,392,316	2,950,804	3,182,662

	Income per share attributable to AngloGold Ashanti common stockholders (cents)

	Net income per share
	Ordinary shares(5)	215	371	30
	E Ordinary shares	108	185	15
	Ordinary shares – diluted	161	317	30
	E Ordinary shares – diluted(6)	84	160	15

(1)	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaced the Secondary Tax on Companies.

(2)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(3)	Issuable upon the exercise of convertible bonds			33,524,615
(4)	Issuable upon the conversion of E Ordinary shares	246,665	343,716

(5)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(6)	The prior period comparatives have been adjusted to take into account the earnings effect of the convertible bonds.

	The effect of rounding may result in computational differences.